Investee Companies and Other Investments (Details) € in Thousands, ₪ in Thousands													1 Months Ended		6 Months Ended
	Aug. 11, 2025 ILS (₪)	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 ILS (₪)	Jul. 27, 2025	Jul. 22, 2025	Jul. 21, 2025	Jul. 20, 2025	Jul. 14, 2025	Apr. 30, 2025 ILS (₪)	Feb. 27, 2025 EUR (€)	Jan. 31, 2025	Dec. 31, 2019	Apr. 30, 2025	Nov. 30, 2010	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 ILS (₪)	Jun. 30, 2025 ILS (₪)
Investee Companies and Other Investments [Line Items]
Aggregate amount															€ 46	₪ 182,000
Shares outstanding percentage													7.50%
Aggregate purchase price																	₪ 424,400
Percentage of guarantee deposit															25.00%		25.00%
Withdrew amount (in New Shekels)									₪ 60,000
Repayment of loan (in New Shekels)																₪ 65,000
Future payments (in New Shekels)																	₪ 65,000
Loan amount															50.00%	50.00%
Owned percentage											51.00%	51.00%
Percentage of maturity date										4.50%
Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Aggregate purchase price | €															€ 107,300
Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Transfer of outstanding shares					15.00%		7.50%
Percentage of shareholders convene transfer				7.50%
Legal expenses (in New Shekels)	₪ 200
Subsequent Events [Member] | Talasol Solar S.L.U [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds								10.00%
Bottom of Range [Member]
Investee Companies and Other Investments [Line Items]
Loan amount (in New Shekels)																	60,000
Percentage of variable annual interest rate															0.50%	0.50%
Top of Range [Member]
Investee Companies and Other Investments [Line Items]
Loan amount (in New Shekels)																	₪ 210,000
Percentage of variable annual interest rate															6.00%	6.00%
Ellomay Solar Project [Member]
Investee Companies and Other Investments [Line Items]
Amount of Project Finance (in Euro) | €										€ 110,000
Zorlu and Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage													15.00%
Zorlu and Ellomay Luzon Energy [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage				7.50%
Dorad [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage					7.50%
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage															15.00%	15.00%
Ellomay Luzon Energy [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage				7.50%
Purchase of shares		€ 108,000	₪ 424,000
Zorlu [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage				7.50%
Dorad and Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Legal expenses (in New Shekels)	₪ 40
Second EL Loan [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans		€ 45,000	₪ 175,000
Second EL Loan [Member] | Bottom of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing fixed annual interest rate		5.00%	5.00%
Second EL Loan [Member] | Top of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing fixed annual interest rate		6.00%	6.00%
First EL Loan [Member] | Subsequent Events [Member] | Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans | €		€ 45,000
First EL Loan [Member] | Bottom of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing annual interest		(0.50%)	(0.50%)
First EL Loan [Member] | Top of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing annual interest		0.50%	0.50%
Third EL Loan [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shareholders loans		€ 18,000	₪ 70,000
Third EL Loan [Member] | Bottom of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing annual interest		(0.50%)	(0.50%)
Third EL Loan [Member] | Top of Range [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of bearing annual interest		0.50%	0.50%
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds														50.00%
Shares outstanding percentage													7.50%
Ellomay Luzon Energy [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage					33.75%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds															18.75%	18.75%
Dorad Energy Ltd [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage				7.50%
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Indirect share of guarantees shareholders															€ 4,300	₪ 17,000
Shares outstanding percentage													15.00%
Zorlu Enerji Elektrik Uretim A.S [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage													25.00%
Edelcom Ltd [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage													15.00%
Edelcom Ltd [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds						7.50%
Shares outstanding percentage					18.75%
Eilat Ashkelon Infrastructure Services Ltd [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage					37.50%
Phoenix [Member] | Subsequent Events [Member]
Investee Companies and Other Investments [Line Items]
Shares outstanding percentage					10.00%